Convertible Notes Payable – Related Parties (Details Narrative) - USD ($)				1 Months Ended					9 Months Ended	12 Months Ended
		Apr. 20, 2022	Jul. 25, 2019	May 31, 2021	Jan. 31, 2021	Dec. 31, 2020		Nov. 30, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020		Jan. 25, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Convertible notes payable				$ 3,150,000	$ 525,000	$ 525,000					$ 525,000
Conversion price per share					$ 3.00				$ 2.79
Debt conversion converted shares					186,832	200,000
Debt instrument periodic payment interest						$ 7,028
Debt instrument periodic payment								$ 267,178
Accured interest					$ 35,496	$ 32,856					32,856
Debt conversion description				The 2021 Notes were issued with an Original Issue Discount (“OID”) of five percent (5%), a term of six months, an annual interest rate of eight percent (8%) and convertible into shares of the Company’s common stock at a conversion price of $6.00 per share
Debt conversion converted warrants				525,000
Original issues discounts													$ 22,300
Stock Issued During Period, Value, Conversion of Convertible Securities									$ 277,500	$ 560,496	350,000
Interest expense										1,736,106	$ 116,802
Warrant [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities										1,446,530
Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate stated percentage						3.00%					3.00%
Debt conversion converted shares								100,000
Debt instrument periodic payment interest								$ 16,067
Debt instrument periodic payment								267,177
Convertible notes payable						$ 25,000	[1]	300,000		525,000	$ 25,000	[1]
Accured interest								250,000		35,496
Amortization of debt discount										1,604,031
Original issues discounts										157,500
Stock Issued During Period, Value, Conversion of Convertible Securities											$ 350,000
Interest expense									$ 1,124,371	$ 1,736,106
Convertible Promissory Notes One [Member]
Related Party Transaction [Line Items]
Convertible notes payable		$ 1,500,000		$ 2,500,000
Debt instrument interest rate stated percentage						3.00%					3.00%
Debt instrument periodic payment interest								2,778
Debt instrument periodic payment								252,778
Convertible notes payable	[2]					$ 250,000					$ 250,000
Accured interest								125,000
Debt conversion description				The 2021 Notes were issued with an Original Issue Discount (“OID”) of five percent (5%), a term of six months, an annual interest rate of eight percent (8%) and convertible into shares of the Company’s common stock at a conversion price of $6.00 per share.
Debt conversion converted warrants		1,100,000
Convertible Promissory Notes Two [Member]
Related Party Transaction [Line Items]
Convertible notes payable		$ 500,000		$ 500,000
Debt instrument interest rate stated percentage						3.00%					3.00%
Debt instrument periodic payment interest								2,778
Debt instrument periodic payment								252,778
Convertible notes payable	[1]					$ 300,000					$ 300,000
Accured interest								$ 125,000
Debt conversion converted warrants		360,000
Convertible Promissory Notes Three [Member]
Related Party Transaction [Line Items]
Convertible notes payable				$ 150,000
Debt instrument interest rate stated percentage						3.00%					3.00%
Convertible notes payable	[2]					$ 50,000					$ 50,000
Related Party [Member]
Related Party Transaction [Line Items]
Convertible notes payable														$ 250,000
Debt instrument interest rate stated percentage														8.00%
Conversion price per share														$ 3.00
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Convertible notes payable			$ 50,000
Debt instrument term			1 year
Debt instrument interest rate stated percentage			10.00%
Conversion price per share			$ 0.25

[1]	Issued to a non-affiliate.
[2]	Issued to a Secured and Collateralized Lending LLC, an entity run by a consultant of the Company.